Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BRIDGE BUILDER TRUST
Prospectus Date	rr_ProspectusDate	Oct. 28, 2020
Document Creation Date	dei_DocumentCreationDate	Aug. 23, 2021